Note 1 - Segment information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales		$ 11,981,157	$ 12,523,934	$ 14,868,860
Property, plant and equipment, net		6,205,082	6,121,471	6,078,179
Intangible Assets, net		1,357,116	1,357,749	1,377,110
Right of Use Assets, net		144,557	148,868	132,138
Investments in non-consolidated companies		1,561,212	1,543,657	1,608,804
North America [Member]
Disclosure of operating segments [line items]
Net sales		5,712,368	5,558,769	7,765,130
Property, plant and equipment, net		3,489,730	3,578,293	3,676,352
Intangible Assets, net		1,115,287	1,117,314	1,126,774
Right of Use Assets, net		54,424	65,105	50,128
Investments in non-consolidated companies
South America [Member]
Disclosure of operating segments [line items]
Net sales		2,386,881	2,621,581	3,382,495
Property, plant and equipment, net		1,432,099	1,257,345	1,143,752
Intangible Assets, net		187,431	177,934	166,450
Right of Use Assets, net		12,254	8,255	9,241
Investments in non-consolidated companies
Europe [Member]
Disclosure of operating segments [line items]
Net sales		893,540	1,262,458	1,175,581
Property, plant and equipment, net		903,687	832,443	794,242
Intangible Assets, net		17,497	14,899	22,580
Right of Use Assets, net		29,553	28,242	24,832
Investments in non-consolidated companies
Asia Pacific, Middle East & Africa [member]
Disclosure of operating segments [line items]
Net sales		2,988,368	3,081,126	2,545,654
Property, plant and equipment, net		379,566	453,390	463,833
Intangible Assets, net		36,901	47,602	61,306
Right of Use Assets, net		48,326	47,266	47,937
Investments in non-consolidated companies
Unallocated [member]
Disclosure of operating segments [line items]
Net sales	[1]
Property, plant and equipment, net	[1]
Intangible Assets, net	[1]
Right of Use Assets, net	[1]
Investments in non-consolidated companies	[1]	$ 1,561,212	$ 1,543,657	$ 1,608,804

[1]	For the years 2025, 2024 and 2023 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.